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J. Neil McMurdie Senior Counsel (860) 580-2824 Fax: (860) 580-4897 neil.mcmurdie@us.ing.com

May 1, 2014

United States Securities and Exchange Commission 100 F Street N.E., Room 1580 Washington, DC 20549

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account B
File Nos. 811-02512; 333-167182
Prospectus Name: ING express Retirement Variable Annuity
Rule 497(j) Filing

Ladies and Gentleman: On behalf of ING Life Insurance and Annuity and its Variable Annuity Account B, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”) that:

(1)	The form of the Prospectus and Statement of Additional Information that would have been filed under
Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent post-
effective amendment to the above-referenced registration statement filed on April 23, 2014; and

(2)	The text of the most recent post-effective amendment to the registration statement has been filed electronically.

If you have any questions, please call the undersigned at (860) 580-2824.

Sincerely,

/s/ J. Neil McMurdie J. Neil McMurdie

Windsor Site	ING North America Insurance Corporation
One Orange Way, C2N
Windsor, CT 06095